Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
Fair Value Measurements

(16)              Fair Value Measurements

The Company uses fair value measurements to record fair value adjustments to certain financial and nonfinancial assets and liabilities. The FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for the measurement of fair value, and enhances disclosures about fair value measurements. The standard applies whenever other standards require (permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. In this standard, FASB clarified the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, the standard establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. As of December 31, 2013 and 2012, respectively, there were no transfers into or out of Levels 1-3.

The fair value hierarchy is as follows:

Level 1 — Inputs are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Inputs are unobservable inputs for the asset or liability and significant to the fair value. These may be internally developed using the Company’s best information and assumptions that a market participant would consider.

ASC Topic 820 also provides guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and on identifying circumstances when a transaction may not be considered orderly.

The Company is required to disclose assets and liabilities measured at fair value on a recurring basis separate from those measured at fair value on a nonrecurring basis. Nonfinancial assets measured at fair value on a nonrecurring basis would include foreclosed real estate, long-lived assets, and core deposit intangible assets, which are reviewed when circumstances or other events indicate that impairment may have occurred.

Valuation methods for instruments measured at fair value on a recurring basis

Following is a description of the Company’s valuation methodologies used for assets and liabilities recorded at fair value on a recurring basis:

Available-for-sale securities

The fair value measurements of the Company’s investment securities are determined by a third party pricing service which considers observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. The fair value measurements are subject to independent verification to another pricing source by management each quarter for reasonableness. Securities classified as available-for-sale are reported at fair value utilizing Level 2 inputs.

Mortgage servicing rights

The fair value of mortgage servicing rights is based on the discounted value of estimated future cash flows utilizing contractual cash flows, servicing rate, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model that calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees. The valuation models estimate the present value of estimated future net servicing income. The Company classifies its servicing rights as Level 3.

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2013
Assets:
U.S. treasury	$1,003	$1,003	$0	$0
Government sponsored enterprises	60,616	0	60,616	0
Asset-backed securities	110,373	0	110,373	0
Obligations of states and political subdivisions	33,993	0	33,993	0
Mortgage servicing rights	3,036	0	0	3,036
Total	$209,021	$1,003	$204,982	$3,036

December 31, 2012
Assets:
U.S. treasury	$2,030	$2,030	$0	$0
Government sponsored enterprises	55,180	0	55,180	0
Asset-backed securities	107,872	0	107,872	0
Obligations of states and political subdivisions	35,164	0	35,164	0
Mortgage servicing rights	2,549	0	0	2,549
Total	$202,795	$2,030	$198,216	$2,549

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

Fair Value Measurements Using
Significant Unobservable Inputs
(Level 3)
(in thousands)	Mortgage Servicing Rights
Balance at December 31, 2011	$0
Transfer into level 3	3,050
Total gains or losses (realized/unrealized):
Included in earnings	(1,331)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	830
Settlements	0
Balance at December 31, 2012	$2,549
Total gains or losses (realized/unrealized):
Included in earnings	(25)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	512
Settlements	0
Balance at December 31, 2013	$3,036

Total gains for the years ended included in earnings attributable to the change in unrealized gains or losses related to assets still held were $723,000 and $241,000 at December 31, 2013 and 2012, respectively.

	Quantitative Information about Level 3 Fair Value Measurements
	Valuation Technique	Unobservable Inputs	Input Value
			2013	2012
Mortgage servicing rights	Discounted cash flows	Weighted average constant prepayment rate	9.48%	18.60%
		Weighted average discount rate	9.06%	7.99%

Valuation methods for instruments measured at fair value on a nonrecurring basis

Following is a description of the Company’s valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis:

Impaired Loans

The Company does not record loans at fair value on a recurring basis other than loans that are considered impaired. The net carrying value of impaired loans is generally based on fair values of the underlying collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. Once the fair value of the collateral has been determined and any impairment amount calculated, a specific reserve allocation is made. Because many of these inputs are not observable, the measurements are classified as Level 3. As of December 31, 2013, the Company identified $16.3 million in impaired loans that had specific allowances for losses aggregating $4.8 million. Related to these loans, there was $3.2 million in charge-offs recorded during the year ended December 31, 2013. As of December 31, 2012, the Company identified $24.6 million in impaired loans that had specific allowances for losses aggregating $4.0 million. Related to these loans, there was $5.2 million in charge-offs recorded during the year ended December 31, 2012.

Other Real Estate Owned and Repossessed Assets

Other real estate owned and repossessed assets consisted of loan collateral that has been repossessed through foreclosure. This collateral comprises of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are recorded as held for sale initially at the lower of the loan balance or fair value of the collateral less estimated selling costs. The Company relies on external appraisals and assessment of property values by internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. Because many of these inputs are not observable, the measurements are classified as Level 3.

		Fair Value Measurements Using
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs	Total Gains
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)	(Losses)*
December 31, 2013
Assets:
Impaired loans:
Commercial, financial, & agricultural	$827	$0	$0	$827	$(735)
Real estate construction - residential	1,768	0	0	1,768	(119)
Real estate construction - commercial	210	0	0	210	(498)
Real estate mortgage - residential	3,022	0	0	3,022	(376)
Real estate mortgage - commercial	5,616	0	0	5,616	(1,457)
Consumer	27	0	0	27	0
Total	$11,470	$0	$0	$11,470	$(3,185)
Other real estate owned and repossessed assets	$14,867	$0	$0	$14,867	$(5,395)

December 31, 2012
Assets:
Impaired loans:
Commercial, financial, & agricultural	$672	$0	$0	$672	$(1,659)
Real estate construction - residential	64	0	0	64	0
Real estate construction - commercial	5,341	0	0	5,341	0
Real estate mortgage - residential	2,763	0	0	2,763	(839)
Real estate mortgage - commercial	11,726	0	0	11,726	(2,716)
Consumer	44	0	0	44	0
Total	$20,610	$0	$0	$20,610	$(5,214)
Other real estate owned and repossessed assets	$23,592	$0	$0	$23,592	$(4,378)